7. Convertible Debt - Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning Balance, Convertible Debt	$ 4,039,950	$ 1,938,994	$ 411,245
Proceeds		0	2,270,100
Repayments	(340,000)
Less: gross debt discount recorded	276,952		(2,249,459)
Add: amortization of debt discount	3,976,902	2,100,956	1,507,108
Ending Balance, Convertible Debt	(3,976,902)	4,039,950	1,938,994
Less Current portion		(4,039,950)
Related Party
Beginning Balance, Convertible Debt	50,000	26,999	50,000
Proceeds
Repayments
Less: gross debt discount recorded			(46,105)
Add: amortization of debt discount	50,000	23,001	23,104
Ending Balance, Convertible Debt	(50,000)	50,000	26,999
Less Current portion		(50,000)
Third Party
Beginning Balance, Convertible Debt	3,989,950	1,911,995	361,245
Proceeds			2,270,100
Repayments	(340,000)
Less: gross debt discount recorded	276,952		(2,203,354)
Add: amortization of debt discount	(3,926,902)	2,077,955	1,484,004
Ending Balance, Convertible Debt	$ (3,926,902)	3,989,950	1,911,995
Less Current portion		$ (3,989,950)